Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Other ABS — 0.1%
Domino's Pizza Master Issuer LLCSeries 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,732,481
Domino's Pizza Master Issuer LLCSeries 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	2,041,754
		4,774,235
TOTAL ASSET BACKED SECURITIES (Cost $4,858,662)		4,774,235
	Number of Shares
COMMON STOCKS — 61.0%
Aerospace & Defense — 0.1%
General Electric Co.	20,400	5,788,908
Auto Parts & Equipment — 1.1%
Aurora Innovation, Inc.*	12,327,794	50,790,511
Banks — 0.7%
JPMorgan Chase & Co.	110,000	32,357,600
Beverages — 1.4%
Keurig Dr Pepper, Inc.	2,445,150	64,380,800
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.*	121,600	40,233,792
Apogee Therapeutics, Inc.*	375,718	31,624,184
Arcellx, Inc.*	106,458	12,223,508
BioNTech S.E., ADR*	166,696	14,815,940
CG oncology, Inc.*	181,542	12,286,763
Cytokinetics, Inc.*	382,314	25,198,316
Dyne Therapeutics, Inc.*	234,018	4,242,746
Erasca, Inc.*	495,500	8,017,190
Kymera Therapeutics, Inc.*	99,000	8,245,710
		156,888,149
Commercial Services — 0.1%
S&P Global, Inc.	11,400	4,848,876
Computers — 3.8%
Apple, Inc.	686,008	174,101,970
Diversified Financial Services — 1.7%
Mastercard, Inc., Class A	92,978	46,457,388
Visa, Inc., Class A††	110,643	33,440,740
		79,898,128
Electric — 4.0%
Ameren Corp.	333,382	36,645,349
CenterPoint Energy, Inc.	2,639,124	113,904,592
PPL Corp.	922,719	35,247,866
		185,797,807
Gas — 2.2%
NiSource, Inc.	2,215,466	103,373,644
	Number of Shares	Value†

Healthcare Products — 4.3%
Abbott Laboratories	129,922	$13,339,092
Danaher Corp.	163,600	31,018,560
Revvity, Inc.	1,092,312	95,697,454
Waters Corp.*	198,358	59,071,012
		199,126,118
Healthcare Services — 0.8%
UnitedHealth Group, Inc.	142,755	38,628,075
Insurance — 1.2%
Arthur J. Gallagher & Co.	117,447	25,436,671
Ryan Specialty Holdings, Inc.	162,054	5,467,702
Willis Towers Watson PLC	78,446	22,804,252
		53,708,625
Internet — 12.7%
Alphabet, Inc., Class A††	388,865	111,822,019
Amazon.com, Inc.*,††	1,109,310	231,035,994
DoorDash, Inc., Class A*	226,090	33,947,414
Meta Platforms, Inc., Class A	307,561	175,964,875
Netflix, Inc.*	363,300	34,931,295
		587,701,597
Machinery — Diversified — 0.8%
Ingersoll Rand, Inc.	467,166	37,429,340
Oil & Gas — 1.0%
Canadian Natural Resources Ltd.	550,028	26,802,864
Chevron Corp.	54,400	11,255,360
ConocoPhillips	75,100	9,913,200
		47,971,424
Oil & Gas Services — 0.3%
SLB Ltd.	245,200	12,600,828
Pharmaceuticals — 4.8%
Ascendis Pharma A/S, ADR*	194,855	44,569,184
Becton Dickinson & Co.	437,655	68,812,496
Cencora, Inc.	189,471	59,520,420
Eli Lilly & Co.	44,811	41,215,813
Vaxcyte, Inc.*	184,890	10,743,958
		224,861,871
Retail — 1.8%
Starbucks Corp.	605,355	54,233,755
Yum! Brands, Inc.††	177,932	27,664,867
		81,898,622
Semiconductors — 7.7%
Advanced Micro Devices, Inc.*,††	332,986	67,739,342
Broadcom, Inc.	278,445	86,181,512
KLA Corp.	3,000	4,417,230
Micron Technology, Inc.	22,600	7,635,184
NVIDIA Corp.††	859,162	149,837,853
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	124,700	42,142,365
		357,953,486
Software — 6.7%
Bentley Systems, Inc., Class B	321,817	11,302,213

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Microsoft Corp.††	558,946	$206,905,041
PTC, Inc.*	572,099	81,518,386
Workday, Inc., Class A*	87,829	11,410,744
		311,136,384
Telecommunications — 0.4%
Arista Networks, Inc.*	105,900	13,002,402
Ciena Corp.*	12,300	4,775,229
		17,777,631
TOTAL COMMON STOCKS (Cost $2,848,858,115)		2,829,020,394

PREFERRED STOCKS — 0.9%
Auto Manufacturers — 0.9%
Waymo LLC, Series A-2, CONV(1),*,# (Cost $21,086,236)	245,568	41,434,689
	Par (000)
CORPORATE BONDS — 8.3%
Aerospace & Defense — 1.5%
TransDigm, Inc.
144A, 6.750%, 08/15/28@	$2,152	2,178,218
4.625%, 01/15/29	3,763	3,696,836
144A, 6.375%, 03/01/29@	11,499	11,674,866
144A, 7.125%, 12/01/31@	6,637	6,849,256
144A, 6.625%, 03/01/32@	16,679	17,002,122
144A, 6.375%, 05/31/33@	13,220	13,144,562
144A, 6.250%, 01/31/34@	880	889,391
144A, 6.750%, 01/31/34@	9,848	9,975,876
144A, 6.125%, 07/31/34@	2,952	2,903,029
		68,314,156
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,352,296
Service Corp. International
4.625%, 12/15/27	479	473,994
3.375%, 08/15/30	2,557	2,358,607
5.750%, 10/15/32	2,818	2,810,524
		8,995,421
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 4.000%, 07/01/29@	2,245	2,172,153
5.950%, 08/04/33	2,469	2,521,539
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	544,914
		5,238,606
Electric — 1.0%
American Electric Power Co., Inc.,
Series C (UST Yield Curve CMT 5 Yr + 2.128%), 5.800%, 03/15/56•	8,162	8,061,880
	Par (000)	Value†

Electric — (continued)
Series D (UST Yield Curve CMT 5 Yr + 1.940%), 6.050%, 03/15/56•	$7,090	$7,024,470
CenterPoint Energy, Inc. (UST Yield Curve CMT 5 Yr + 2.223%) 5.950%, 04/01/56•	8,872	8,787,740
Entergy Corp.
(UST Yield Curve CMT 5 Yr + 2.179%), 5.875%, 06/15/56•	8,206	8,099,457
(UST Yield Curve CMT 5 Yr + 2.013%), 6.100%, 06/15/56•	5,779	5,702,308
The Southern Co. (UST Yield Curve CMT 5 Yr + 1.993%) 6.000%, 04/01/58•	9,506	9,554,214
		47,230,069
Entertainment — 0.1%
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	3,481	3,514,801
VAIL RESORTS, Inc., 144A 5.625%, 07/15/30@	1,555	1,542,136
		5,056,937
Gas — 0.3%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.035%) 5.750%, 07/15/56•	13,711	13,494,665
Healthcare Products — 0.0%
Hologic, Inc., 144A 3.250%, 02/15/29@	2,541	2,538,434
Healthcare Services — 0.2%
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,355,344
144A, 6.500%, 05/15/30@	2,589	2,642,509
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,215	2,167,306
		9,165,159
Insurance — 2.2%
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,295,994
Broadstreet Partners Group LLC, 144A 5.875%, 04/15/29@	10,427	10,149,550
HUB International Ltd.
144A, 5.625%, 12/01/29@	6,513	6,308,375
144A, 7.250%, 06/15/30@	40,112	41,112,353
144A, 7.375%, 01/31/32@	23,409	23,874,488
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	2,140	2,072,418
144A, 5.875%, 08/01/32@	5,209	5,148,282
USI, Inc., 144A 7.500%, 01/15/32@	8,714	8,831,656
		100,793,116

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — 0.1%
Life Time, Inc., 144A 6.000%, 11/15/31@	$2,663	$2,682,538
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
144A, 5.875%, 04/01/29@	3,928	3,966,180
144A, 3.750%, 05/01/29@	8,034	7,684,057
4.875%, 01/15/30	7,217	7,105,029
144A, 4.000%, 05/01/31@	7,522	7,039,419
144A, 3.625%, 02/15/32@	9,652	8,767,170
144A, 5.750%, 09/15/33@	6,121	6,091,876
144A, 5.500%, 03/31/34@	4,880	4,766,493
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	3,472	3,469,139
		48,889,363
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,417,130
3.125%, 02/01/29	7,128	6,754,620
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	260,327
		15,432,077
Retail — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,737,954
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,043,343
3.625%, 03/15/31	4,955	4,575,404
4.625%, 01/31/32	8,583	8,181,838
5.375%, 04/01/32	7,196	7,122,290
6.875%, 11/15/37	3,145	3,438,734
5.350%, 11/01/43	6,180	5,842,220
		41,941,783
Software — 0.4%
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	4,272	4,172,436
Fair Isaac Corp., 144A 6.000%, 05/15/33@	3,576	3,508,930
MSCI, Inc. 5.250%, 09/01/35	6,771	6,631,838
PTC, Inc., 144A 4.000%, 02/15/28@	3,591	3,497,770
		17,810,974
TOTAL CORPORATE BONDS (Cost $384,610,877)		387,583,298
	Par (000)	Value†

LOAN AGREEMENTS‡ — 9.8%
Aerospace & Defense — 0.5%
TransDigm, Inc.
(1 M SOFR + 2.250%), 5.918%, 03/22/30•	$23,147	$23,140,659
(1 M SOFR + 2.500%), 6.168%, 02/10/33•	2,170	2,170,412
		25,311,071
Apparel — 0.3%
Varsity Brands, Inc.
0.000%, 08/26/31×,•	1,732	1,721,175
(3 M SOFR + 2.750%), 6.450%, 08/26/31•	14,043	13,968,491
		15,689,666
Diversified Financial Services — 0.6%
CPI Holdco B, LLC (1 M SOFR + 2.000%) 5.668%, 05/17/31•	17,030	16,900,224
EP Wealth Advisors LLC (3 M SOFR + 3.000%) 6.700%, 10/18/32•	1,516	1,516,000
Mariner Wealth Advisors LLC (3 M SOFR + 2.250%) 5.950%, 12/31/30•	7,977	7,945,661
		26,361,885
Environmental Control — 0.8%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.392%, 10/21/28•	6,874	7,948,645
(1 M SOFR + 2.500%), 6.168%, 10/23/28•	28,260	28,247,826
		36,196,471
Healthcare Services — 0.3%
Loire US Holdco 1, Inc. (1 M SOFR + 4.000%) 7.668%, 01/21/30•	13,463	13,427,144
Insurance — 3.4%
AmWINS GROUP, Inc. (1 M SOFR + 2.000%) 5.668%, 01/30/32•	33,542	33,284,780
Broadstreet Partners, Inc. (1 M SOFR + 2.500%) 6.168%, 06/13/31•	33,491	32,624,736
HUB International Ltd. (3 M SOFR + 2.250%) 5.920%, 06/20/30•	63,989	63,804,887
Ryan Specialty Group LLC (1 M SOFR + 2.000%) 5.668%, 09/15/31•	616	614,778
USI, Inc.
(3 M SOFR + 2.250%), 5.950%, 11/21/29•	13,080	13,039,431
(3 M SOFR + 2.250%), 5.950%, 09/27/30•	13,224	13,174,273
		156,542,885

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Lodging — 0.5%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 5.429%, 11/08/30•	$19,717	$19,741,702
Wyndham Hotels & Resorts, Inc. (1 M SOFR + 1.750%) 5.418%, 05/24/30•	2,869	2,876,225
		22,617,927
Real Estate Investment Trusts — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 5.420%, 01/25/31•	9,179	9,205,508
Semiconductors — 0.3%
Icon Parent I, Inc. (3 M SOFR + 2.750%) 6.437%, 11/13/31•	13,319	12,755,714
Software — 2.9%
Applied Systems, Inc.
(3 M SOFR + 2.250%), 5.950%, 02/24/31•	68,571	67,160,737
(3 M SOFR + 4.500%), 8.200%, 02/23/32•	9,928	9,775,024
Ascend Learning LLC (1 M SOFR + 3.000%) 6.668%, 12/11/28•	8,949	8,725,355
Bending Spoons US, Inc.
(1 M SOFR + 5.875%), 9.544%, 03/07/31•	953	867,048
(1 M SOFR + 5.875%), 9.544%, 03/07/31•	16,022	14,580,020
Ellucian Holdings, Inc. (1 M SOFR + 2.500%) 6.168%, 10/08/29•	11,590	11,254,630
Epicor Software Corp. (1 M SOFR + 2.500%) 6.168%, 05/30/31•	9,912	9,711,651
Quartz AcquireCo LLC (3 M SOFR + 2.250%) 5.950%, 06/28/30(1),•	2,789	2,315,004
Sophia LP 0.000%, 10/08/29×,•	1,397	1,356,421
Storable, Inc. (1 M SOFR + 3.250%) 6.918%, 04/17/31•	6,971	6,661,212
UKG, Inc. (3 M SOFR + 2.500%) 6.167%, 02/10/31•	4,112	3,922,849
		136,329,951
TOTAL LOAN AGREEMENTS (Cost $460,207,714)		454,438,222

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Notes
3.625%, 09/30/30	79,207	78,232,382
3.625%, 10/31/30	154,145	152,170,017
3.500%, 11/30/30	130,432	128,042,445
	Par (000)	Value†

3.625%, 12/31/30	$55,375	$54,628,736
3.750%, 01/31/31	78,449	77,793,215
3.500%, 02/28/31	127,468	125,008,952
3.875%, 12/31/32	62,380	61,502,781
4.000%, 01/31/33	49,616	49,259,385
3.750%, 02/28/33	87,546	85,589,601
TOTAL U.S. TREASURY OBLIGATIONS (Cost $818,341,622)		812,227,514
Number of Shares
SHORT-TERM INVESTMENTS — 1.0%
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.730%) (Cost $43,056,104)	43,056,104	43,056,104
TOTAL INVESTMENTS — 98.6% (Cost $4,581,019,330)		$4,572,534,456
Other Assets & Liabilities — 1.4%		67,212,772
TOTAL NET ASSETS — 100.0%		$4,639,747,228
Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(13,664,983))	9,655	$(10,930,901)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $257,688,143, which represents 5.6% of the Fund’s net assets.
*	Non-income producing security.
††	At March 31, 2026, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $41,434,689 which represented 0.9% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,236	$41,434,689

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2026. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
A/S— Aktieselskab.
ABS— Asset-Backed Security.
ADR— American Depositary Receipt.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Open written options contracts held by the Fund at March 31, 2026 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Advanced Micro Devices, Inc.,(5)	120	$3,720,000	$310	01/15/27	$(165,000)
Advanced Micro Devices, Inc.,(5)	120	3,840,000	320	01/15/27	(145,920)
Alphabet, Inc.,(7)	99	3,366,000	340	01/15/27	(188,595)
Alphabet, Inc.,(7)	99	3,465,000	350	01/15/27	(165,330)
Alphabet, Inc.,(7)	99	3,564,000	360	01/15/27	(139,590)
Alphabet, Inc.,(5)	96	3,456,000	360	01/15/27	(135,360)
Alphabet, Inc.,(5)	96	3,552,000	370	01/15/27	(115,200)
Alphabet, Inc.,(5)	96	3,648,000	380	01/15/27	(99,840)
Alphabet, Inc.,(5)	180	7,200,000	400	01/15/27	(136,800)
Alphabet, Inc.,(5)	180	7,470,000	415	01/15/27	(109,980)
Apple, Inc.,(1)	291	8,730,000	300	01/15/27	(327,375)
Broadcom, Inc.,(4)	182	7,098,000	390	01/15/27	(504,686)
Broadcom, Inc.,(4)	182	7,462,000	410	01/15/27	(406,952)
Cencora, Inc.,(4)	72	2,808,000	390	01/15/27	(57,600)
Cencora, Inc.,(4)	72	2,880,000	400	01/15/27	(47,520)
DoorDash, Inc.,(6)	122	2,806,000	230	01/15/27	(113,460)
General Electric Co.,(3)	102	3,366,000	330	01/15/27	(232,050)
General Electric Co.,(3)	102	3,468,000	340	01/15/27	(176,460)
Ingersoll Rand, Inc.,(4)	294	2,793,000	95	01/15/27	(132,300)
Ingersoll Rand, Inc.,(4)	294	2,940,000	100	01/15/27	(57,330)
JPMorgan Chase & Co.,(8)	183	6,039,000	330	01/15/27	(284,748)
JPMorgan Chase & Co.,(8)	81	2,835,000	350	01/15/27	(85,455)
KLA Corp.,(2)	15	2,760,000	1,840	01/15/27	(225,150)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
KLA Corp.,(2)	15	$2,850,000	$1,900	01/15/27	$(201,000)
Mastercard, Inc.,(2)	102	6,834,000	670	06/18/26	(1,938)
Mastercard, Inc.,(2)	47	2,679,000	570	01/15/27	(106,690)
Mastercard, Inc.,(2)	78	4,524,000	580	01/15/27	(159,900)
Mastercard, Inc.,(2)	125	7,500,000	600	01/15/27	(216,375)
Netflix, Inc.,(5)	1,211	11,625,600	96	01/15/27	(1,713,565)
Netflix, Inc.,(5)	1,211	11,867,800	98	01/15/27	(1,623,951)
Netflix, Inc.,(5)	1,211	12,110,000	100	01/15/27	(1,494,374)
S&P Global, Inc.,(2)	57	3,363,000	590	01/15/27	(28,500)
S&P Global, Inc.,(2)	57	3,477,000	610	01/15/27	(37,392)
Starbucks Corp.,(7)	580	6,090,000	105	01/15/27	(344,520)
Starbucks Corp.,(7)	580	6,380,000	110	01/15/27	(255,200)
Starbucks Corp.,(7)	208	2,392,000	115	01/15/27	(59,072)
Visa, Inc.,(4)	153	6,043,500	395	06/18/26	(2,754)
Visa, Inc.,(3)	61	2,104,500	345	01/15/27	(92,110)
Visa, Inc.,(3)	110	3,960,000	360	01/15/27	(116,600)
Visa, Inc.,(3)	61	2,226,500	365	01/15/27	(56,974)
Visa, Inc.,(3)	110	4,125,000	375	01/15/27	(74,800)
Yum! Brands, Inc.,(7)	199	3,283,500	165	01/15/27	(189,050)
Yum! Brands, Inc.,(7)	151	2,718,000	180	01/15/27	(67,950)
Yum! Brands, Inc.,(7)	151	2,793,500	185	01/15/27	(35,485)
Total Written Options					$(10,930,901)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - Nomura Securities International, Inc.
(7)	Counterparty - UBS Securities
(8)	Counterparty - Wells Fargo